Note 17 - Income Taxes (Details) - Reconciliation of the Total Estimated Liability Associated with Uncertain Tax Provisions - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Reconciliation of the Total Estimated Liability Associated with Uncertain Tax Provisions [Abstract]
Liability, beginning of year	$ 5,721	$ 6,211	$ 5,639
Liability, end of year	5,768	5,721	6,211
Gross increases – current period	1,967	825	981
Lapsing due to statutes of limitations	$ (1,920)	$ (1,315)	$ (409)